INTANGIBLES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amortization of Intangible Assets	$ 1,233	$ 979
Impairment of Intangible Assets, Finite-lived	$ 0